Shareholder Fees {- Fidelity Freedom Index 2020 Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 | Fidelity Freedom Index 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none